Notes Payable (Details) - Schedule of future maturities of notes payable - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of future maturities of notes payable [Abstract]
2021	$ 20,619	$ 48,541
2022
2023
2024
2025
Thereafter
Total	$ 20,619	$ 48,541